Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Government grants	$ 13,313	$ 15,621	$ 7,599
Government subsidies per Covid-19 context	21,511	14,133	33,366
Compensation for concession	62,677
Other	3,059	7,586	1,812
Total	$ 100,560	$ 37,340	$ 42,777